LOSS PER SHARE (Details Narrative)	12 Months Ended
	Sep. 30, 2022 USD ($) shares	Jun. 30, 2023 shares	Sep. 30, 2022 CAD ($) shares	Jun. 30, 2022 shares	Sep. 30, 2021 shares	Sep. 30, 2020 shares
Earnings Per Share [Abstract]
Convertible Debt	$ 73,000		$ 100,000
Stock Issued During Period, Shares, Conversion of Convertible Securities	11,111
Number of options	84,583	81,250	84,583	92,917	37,917
Number of warrants	1,097,096		1,097,096		208,332
Number of warrants					208,333
Number of warrants	1,097,070	1,118,942	1,097,070	1,097,096	208,333	80,087